RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

CONTROLLING SHAREHOLDER
Our ultimate controlling shareholder is the Rogers Control Trust (the Trust), which holds voting control of RCI. The beneficiaries of the Trust are members of the Rogers family. Certain directors of RCI represent the Rogers family.

We entered into certain transactions with private Rogers family holding companies controlled by the Trust. These transactions were recognized at the amount agreed to by the related parties and are subject to the terms and conditions of formal agreements approved by the Audit and Risk Committee. The totals received or paid were less than $1 million for each of 2017 and 2016.

TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Key management personnel include the directors and our most senior corporate officers, who are primarily responsible for planning, directing, and controlling our business activities.

Compensation
The compensation expense for key management for employee services was included in employee salaries and benefits as follows:

	Years ended December 31
(In millions of dollars)	2017	2016

Salaries and other short-term employee benefits	10	12
Post-employment benefits	3	5
Stock-based compensation [1]	19	30

Total compensation	32	47

[1]	Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.

Transactions
We have entered into business transactions with companies whose partners or senior officers are Directors of RCI. These directors are:

•	the non-executive chairman of a law firm that provides a portion of our legal services; and

•	the chair of the board of a company that provides printing services to the Company.

We recognize these transactions at the amount agreed to by the related parties, which are also reviewed by the Audit and Risk Committee. The amounts owing are unsecured, interest-free, and due for payment in cash within one month of the date of the transaction. Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2017	2016	2017	2016

Printing and legal services	17	27	—	3

In addition, during the year ended December 31, 2016, we announced a strategic change across our publishing business such that we will focus on digital content through the Internet and mobile applications. As a result, we sold select publishing titles to the aforementioned printing services company for $5 million.

SUBSIDIARIES, ASSOCIATES, AND JOINT ARRANGEMENTS
We have the following material operating subsidiaries as at December 31, 2017 and 2016:

•	Rogers Communications Canada Inc.; and

•	Rogers Media Inc.

We have 100% ownership interest in these subsidiaries. Our subsidiaries are incorporated in Canada and have the same reporting period for annual financial statements reporting.

When necessary, adjustments are made to conform the accounting policies of the subsidiaries to those of RCI. There are no significant restrictions on the ability of subsidiaries, joint arrangements, and associates to transfer funds to Rogers as cash dividends or to repay loans or advances, subject to the approval of other shareholders where applicable.

We carried out the following business transactions with our associates and joint arrangements. Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2017	2016

Revenue	74	50
Purchases	198	189

Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2017	2016

Accounts receivable	80	70
Accounts payable and accrued liabilities	26	32